Condensed interim consolidated statement of comprehensive profit or loss - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Condensed interim consolidated statement of comprehensive profit or loss
Revenue	$ 8,067,008	$ 11,116,013
Cost of sales	(6,322,748)	(9,352,628)
Gross income	1,744,260	1,763,385
General and administrative expenses	(5,451,740)	(2,786,562)
Selling and marketing costs	(13,221)	(19,967)
Other expenses	(625,078)	(2,305,274)
Other income	273,088	16,767,714
Operating (loss)/profit	(4,072,691)	13,419,296
Change in fair value of financial liabilities	(1,647,913)	149,430
Gain on disposal of subsidiaries		967,310
Write-down of assets held for sale		(10,889,775)
Finance income	78,623	4,834
Finance cost	(50,866)	(61,810)
(Loss)/profit before tax from continuing operations	(5,692,847)	3,589,285
(Loss)/profit for the period from continuing operations	(5,692,847)	3,589,285
Discontinued operations
Loss for the period from discontinued operations		(1,511,817)
(Loss)/profit for the period	(5,692,847)	2,077,468
Attributable to:
Equity holders of the Parent Company	(5,692,847)	2,077,468
(Loss)/profit for the period	$ (5,692,847)	$ 2,077,468
Profit/(loss) per share attributable to equity holders of the Parent Company
Basic	$ (0.67)	$ 0.32
Diluted	$ (0.67)	$ 0.25
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations, net of tax	$ (4,713,527)	$ (2,945,749)
Total comprehensive loss for the period	(10,406,374)	(868,281)
Attributable to:
Equity holders of the Parent Company	(10,406,374)	(868,281)
Total comprehensive loss for the period	$ (10,406,374)	$ (868,281)